Employee Benefits - Summarizes Changes for Qualified Pension Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Other [Member] - Level 3 [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of period	$ 4	$ 6	$ 3
Unrealized gains (losses) relating to assets still held at end of year	2	(2)	3
Purchases, sales, and settlements, net	0	0	0
Balance at end of period	$ 6	$ 4	$ 6